Schedule of fixed assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 540	$ 11,207
Accumulated depreciation	(452)	(5,176)
Fixed assets, net	88	6,031
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 202
Minimum [Member] | Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum [Member] | Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 124	1,689
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 214	603
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets		1,288
Estimated useful life	5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets		144
Estimated useful life	5 years
Building [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets		2,293
Estimated useful life	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets		5,152
Estimated useful life	10 years
Signs [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets		$ 38
Estimated useful life	10 years